Investment Securities Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income on available for sale securities	$ 49,178	$ 72,017	$ 101,066
Interest income on held to maturity securities	2,707	6,093	4,988
Other Interest and Dividend Income	1,663	485	1,432
Interest and Dividend Income, Securities	55,072	80,628	106,850
Taxable Securities Interest Income	51,885	78,110	106,054
Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Other Interest and Dividend Income	$ 3,187	$ 2,518	$ 796